SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Schedule of Issued and Outstanding Shares and Units
As of December 31, 2024 and 2023, issued and outstanding capital consisted of the following:

(shares in thousands)	Redeemable Units	SVS[1]	PVS[2]	MVS	SSVS[3]
Beginning balance, January 1, 2023	106,106	280,994	20,082	500	1
RSUs issued	—	1,727	—	—	—
Issuance of shares related to settlement of acquisition contingent consideration	—	27,091	—	—	—
Cresco LLC redemptions	(9,407)	9,407	—	—	—
PVS converted to SVS	—	1,132	(1,132)	—	—
Issuances related to employee taxes on certain share-based payment arrangements	—	406	—	—	—
Share issuances	—	—	—	—	1
Ending Balance, December 31, 2023	96,699	320,757	18,950	500	2
Stock options exercised	—	5	—	—	—
RSUs issued	—	2,338	—	—	—
Issuance of shares related to acquisitions	—	1,422	—	—	—
Cresco LLC redemptions	(4,642)	4,642	—	—	—
PVS converted to SVS	—	1,843	(1,843)	—	—
Issuances related to employee taxes on certain share-based payment arrangements	—	483	—	—	—
Ending Balance, December 31, 2024	92,057	331,490	17,107	500	2
1 SVS includes shares pending issuance or cancellation
2 PVS presented on an “as-converted” basis to SVS (1-to-200)
3 SSVS presented on an “as-converted” basis to SVS (1-to-0.00001)

Schedule of Shares In Conjunction With Certain Acquisitions
During the years ended December 31, 2024 and 2023, the Company issued shares in conjunction with certain acquisitions as follows:

(in thousands)	Acquisition date	SVS shares issued	Equity-based consideration
Year Ended December 31, 2024
Keystone[1]	April 24, 2024	1,422	$2,850

Year Ended December 31, 2023
Laurel Harvest[2] - Contingent Consideration	December 9, 2021	27,091	$47,238
[1] Keystone Integrated Care, LLC (“Keystone”)
[2]Laurel Harvest, LLC (“Laurel Harvest”)

Schedule of Non-controlling Interest and Intercompany Eliminations
For the year ended December 31, 2024, net income (loss) attributable to non-controlling interest includes the following amounts:

($ in thousands)	TSC Cresco, LLC		MedMar Inc. (Lakeview)		MedMar Inc. (Rockford)		Cresco Labs Ohio, LLC		SLO Cultivation Inc.		Cresco Labs Michigan, LLC		Cresco Labs, LLC[1,3]
Revenue	$—		$40,511		$65,362		$18,215		$—		$23,275		$358,060
Gross profit	(397)		26,198		43,051		5,684		(115)		574		194,803
Net income (loss)	$230		$16,453		$35,927		$(4,224)		$(384)		$(6,226)		$2,077
Net income (loss) allocated to NCI[4]	$86		$2,041		$8,986		$(49)		$(77)		$(899)		$3,861
NCI percentage as of December 31, 2024	25.0%	[1]	12.4%	[2]	25.0%	[2]	1.2%	[1]	20.0%	[1]	15.0%	[1]	36.4%
[1]The NCI percentage reflects the NCI that exists at Cresco Labs, LLC. There is a further 36.4% NCI related to NCI for Cresco Labs Inc.
[2]The NCI percentage reflects the NCI that exists at Cresco Labs Inc.
[3]Includes the effect of Cresco Labs, LLC unit redemptions and other adjustments.
[4]Net income (loss) used to calculate the Net income loss allocated to NCI is adjusted for certain costs that the parent company is responsible for.
For the year ended December 31, 2023, net income (loss) attributable to non-controlling interest includes the following revised amounts. All balances in this table have been revised from those previously disclosed in Note 8 “Share Capital” to the Consolidated Financial Statements as of and for the year ended December 31, 2023:

($ in thousands)	TSC Cresco, LLC		MedMar Inc. (Lakeview)		MedMar Inc. (Rockford)		Cresco Labs Ohio, LLC		SLO Cultivation Inc.		Cresco Labs Michigan, LLC[4]		Cresco Labs, LLC[1,3]
Revenue	$8,044		$49,226		$78,481		$9,554		$(180)		$20,289		$379,628
Gross profit	3,673		31,267		51,255		(957)		(2,833)		2,488		203,287
Net income (loss)	$3,213		$16,848		$37,263		$(7,709)		$(1,975)		$(1,758)		$(43,175)
Net income (loss) allocated to NCI[5]	$205		$2,248		$10,069		$(76)		$(389)		$(258)		$(16,129)
NCI percentage as of December 31, 2023	25.0%	[1]	12.4%	[2]	25.0%	[2]	1.2%	[1]	20.0%	[1]	15.0%	[1]	38.3%
[1]The NCI percentage reflects the NCI that exists at Cresco Labs, LLC. There is a further 38.3% NCI related to NCI for Cresco Labs Inc.
[2]The NCI percentage reflects the NCI that exists at Cresco Labs Inc.
[3]Includes the effect of Cresco Labs, LLC unit redemptions and other adjustments.
[4]During the second quarter of 2023, Cresco Labs Michigan, LLC net assets grew to a balance that exceeded the life-to-date capital contributions made by Cresco Labs Inc. As a result, the Company began recording NCI related to Cresco Labs Michigan, LLC. The results shown above are only for the period in which Cresco Labs Michigan, LLC was considered an NCI entity.
[5]Net income (loss) used to calculate the Net income loss allocated to NCI is adjusted for certain costs that the parent company is responsible for.
Interest expense, net consisted of the following for the years ended December 31, 2024 and 2023:

	Year Ended December 31,
($ in thousands)	2024	2023
Interest expense – notes and loans payable[1]	$(37,926)	$(43,575)
Interest expense – financing activities[1]	(11,549)	(11,739)
Accretion of debt discount and amortization of deferred financing fees[1]	(4,855)	(4,416)
Interest expense – leases[2]	(3,146)	(3,513)
Interest expense – deferred and contingent considerations[3]	(1,378)	(380)
Interest income	2,922	2,148
Other interest (expense) income	(47)	656
Interest expense, net	$(55,979)	$(60,819)
[1]See Note 11 “Long-term Notes and Loans Payable, Net” for additional information on Interest expense – notes and loans payable, Interest expense – financing activities, and Accretion of debt discount and amortization of deferred financing fees.
[2]See Note 5 “Leases” for additional information regarding Interest expense – leases.
[3]See Note 10 “Acquisitions and Dispositions” for additional information related to deferred and contingent considerations.

Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
The effects of changes in the Company's ownership interests in less than 100% owned subsidiaries during the years ended December 31, 2024 and 2023 were as follows:

	Year Ended December 31,
($ in thousands)	2024	2023
Net loss attributable to Cresco Labs Inc.	$(74,438)	$(175,522)
Changes in Cresco Labs Inc. equity due to redemptions of Cresco Labs, LLC units:
Share Capital	8,282	16,027
Accumulated Deficit	(12,512)	(21,815)
Total change from net loss attributable to Cresco Labs Inc. and change in ownership interest in Cresco Labs, LLC.	$(78,668)	$(181,310)